Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued wages and employee benefits		$ 51,731	$ 36,828
Accrued operating expenses		20,035	26,082
Accrued royalties		7,203	12,729
Accrued freight		3,998	4,195
Accrued interest		1,027	1,064
Accrued non-income taxes		1,375	714
Total accrued expenses	$ 71,756	$ 85,369	$ 81,612